Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses
Clinical trial expenses	$ 1,135,542	$ 1,993,784
Other	1,223,797	424,218
Total	$ 2,359,339	$ 2,418,002